CONVERTIBLE LOANS (2010 Debentures) (Details) (USD $)	6 Months Ended	12 Months Ended			3 Months Ended	1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Conversion of 2010 Convertible Debentures [Member]	Jul. 31, 2010 Warrants Issued with 2010 Debentures [Member]	Jul. 31, 2010 8% Senior Convertible Debentures [Member]	Mar. 31, 2011 8% Senior Convertible Debentures [Member]
Debt Instrument [Line Items]
Original aggregate principal amount							$ 1,580,000
Number of shares called by warrants						1,014,513
Warrant exercise price						1.23
Proceeds from issuance of convertible loan			1,073,000				1,580,000
Loan interest rate							8.00%
Debt conversion price							$ 1.5
Amount of financing event							3,000,000
Automatic conversion of shares, price discount							15.00%
Fair Value Disclosures:
2010 Convertible Debentures							1,133,000
Contingently redeemable warrants	1,706,000					447,000
Direct transaction costs paid						23,000
Conversion of convertible loan into shares		668,000			667,596
Unpaid principal outstanding								$ 1,000,000